Private Placement and JH Darbie Financing	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private Placement And Jh Darbie Financing
Private Placement and JH Darbie Financing

NOTE 6 - PRIVATE PLACEMENT AND JH DARBIE FINANCING

During the period from July 2020 to March 31, 2021 the Company entered into subscription agreements with certain accredited investors pursuant to the JH Darbie Financing, whereby the Company issued and sold a total of 100 Units, for total gross proceeds of approximately $5 million, pursuant to the JH Darbie Placement Agreement, with each Unit consisting of:

■	25,000 shares of Edgepoint Common Stock for a price of $1.00 per share of Edgepoint Common Stock.
■	One convertible promissory note, convertible into up to 25,000 shares of Edgepoint Common Stock, at a conversion price of $1.00 per share or up to 138,889 shares of the Company’s Common Stock, at a conversion price of $0.18 per share.
■	50,000 warrants to purchase an equivalent number of shares of Edgepoint Common Stock at $1.00 per share or an equivalent number of shares of the Company’s Common Stock at $0.20 per share with a three-year expiration date.

As March 31, 2021 funds received under the JH Darbie Financing, net of debt discount, consist of the following amounts:

March 31, 2021
Convertible promissory notes
Subscription agreements - accredited investors	$1,520,720
Subscription agreements – related party	85,664
Total convertible promissory notes	$1,606,384

The Company incurred approximately $0.65 million of issuance costs, including legal costs of approximately $39,000, that are incremental costs directly related to the issuance of the various instruments bundled in the offering.

Concurrently with the sale of the Units, JH Darbie was granted a warrant, exercisable over a five-year period, to purchase 10% of the number of Units sold in the JH Darbie Financing. As such, the Company granted 10 Units to JH Darbie pursuant to the JH Darbie Placement Agreement.

The terms of convertible notes are summarized as follows:

■	Term: Through March 31, 2022.
■	Coupon: 16%.
■	Convertible at the option of the holder at any time in the Company’s Common Stock or Edgepoint Common Stock.
■	The conversion price is initially set at $0.18 per share for the Company’s Common Stock or $1.00 for Edgepoint Common Stock, subject to adjustment.

The Company allocated the proceeds among the freestanding financial instruments that were issued in the single transaction using the relative fair value method, which affects the determination of each financial instrument initial carrying amount. The Company utilized the relative fair value method as none of the freestanding financial instruments issued as part of the single transaction are measured at fair value. Under the relative fair value method, the Company made separate estimates of the fair value of each freestanding financial instrument and then allocated the proceeds in proportion to those fair value amounts. The Company recorded non-controlling interests of approximately $1 million in Edgepoint. Non-controlling interests represent the portion of net assets in consolidated entities that are not owned by the Company and are reported as a component of equity in the consolidated balance sheets.

As of the multiple closings of the Company during the three months ended March 31, 2021, under the private placement memorandum with JH Darbie, the estimated grant date fair value of approximately $0.20 per share associated with the warrants to purchase up to 2,035,000 shares of common stock issued in this offering, or a total of approximately $0.7 million, was recorded to additional paid-in capital on a relative fair value basis. All warrants sold in this offering had an exercise price of $0.20 per share of the Company stock or $1.00 per share of Edge Point, subject to adjustment, are exercisable immediately and expire three years from the date of issuance. The fair value of the warrants was estimated using a Black Scholes valuation models using the following input values:

Expected Term	1.5 years
Expected volatility	152.3%-164.8%
Risk-free interest rates	0.09%-0.11%
Dividend yields	0.00%

As of the multiple closings of the Company through December 31, 2020, under the private placement memorandum with JH Darbie, the estimated grant date fair value of approximately $0.20 per share associated with the warrants to purchase up to 3,465,000 shares of common stock issued in this offering, or a total of approximately $0.4 million, was recorded to additional paid-in capital on a relative fair value basis. All warrants sold in this offering had an exercise price of $0.20 per share of the Company stock or $1.00 per share of Edge Point, subject to adjustment, are exercisable immediately and expire three years from the date of issuance. The fair value of the warrants was estimated using a Black Scholes valuation models using the following input values.

Expected Term	1.5 years
Expected volatility	168.5%-191.9%
Risk-free interest rates	0.12%-0.15%
Dividend yields	0.00%

The Company recorded an initial debt discount of approximately $0.7 million representing the intrinsic value of the conversion option embedded in the convertible debt instrument based upon the difference between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

The Company recognized amortization expense related to the debt discount and debt issuance costs of $373,949 and $0 for the three months ended March 31, 2021 and March 31, 2020 respectively, which is included in interest expense in the statements of operations.

NOTE 7 - PRIVATE PLACEMENT AND JH DARBIE FINANCING

During the year ended December 31, 2020, the Company entered into subscription agreements with certain accredited investors pursuant to the JH Darbie Financing, whereby the Company issued and sold a total of 63 Units, for total gross proceeds of approximately $3.15 million or $2.31 million, net of fees paid to JH Darbie pursuant to the JH Darbie Placement Agreement, with each Unit consisting of:

■	25,000 shares of Edgepoint Common Stock for a price of $1.00 per share of Edgepoint Common Stock.

■	One convertible promissory note, convertible into up to 25,000 shares of Edgepoint Common Stock, at a conversion price of $1.00 per share or up to 138,889 shares of the Company’s Common Stock, at a conversion price of $0.18 per share.

■	50,000 warrants to purchase an equivalent number of shares of Edgepoint Common Stock at $1.00 per share or an equivalent number of shares of the Company’s Common Stock at $0.20 per share with a three-year expiration date.

As of December 31, 2020, funds received under the JH Darbie Financing, net of debt discount, consist of the following amounts:

December 31, 2020
Convertible promissory notes
Subscription agreements - accredited investors	$943,586
Subscription agreements – related party	67,992
Total convertible promissory notes	$1,011,578

The Company incurred approximately $0.5 million of issuance costs, including legal costs of approximately $39,000, that are incremental costs directly related to the issuance of the various instruments bundled in the offering.

Concurrently with the sale of the Units, JH Darbie was granted, for nominal consideration, a warrant, exercisable over a five-year period, to purchase 10% of the number of Units sold in the JH Darbie Financing. As such, the Company granted 6.3 Units to JH Darbie pursuant to the JH Darbie Placement Agreement.

The terms of convertible notes are summarized as follows:

■	Term: Through March 31, 2022.

■	Coupon: 16%.

■	Convertible at the option of the holder at any time in the Company’s Common Stock or Edgepoint Common Stock.

■	The conversion price is initially set at $0.18 per share for the Company’s Common Stock or $1.00 for Edgepoint Common Stock, subject to adjustment.

The Company allocated the proceeds among the freestanding financial instruments that were issued in the single transaction using the relative fair value method, which affects the determination of each financial instrument initial carrying amount. The Company utilized the relative fair value method as none of the freestanding financial instruments issued as part of the single transaction are measured at fair value. Under the relative fair value method, the Company made separate estimates of the fair value of each freestanding financial instrument and then allocated the proceeds in proportion to those fair value amounts. The Company recorded non-controlling interests of approximately $1 million in Edgepoint. Non-controlling interests represent the portion of net assets in consolidated entities that are not owned by the Company and are reported as a component of equity in the consolidated balance sheets.

As of the multiple closings of the Company under the private placement memorandum with JH Darbie, the estimated grant date fair value of approximately $0.20 per share associated with the warrants to purchase up to 3,465,000 shares of common stock issued in this offering, or a total of approximately $0.4 million, was recorded to additional paid-in capital on a relative fair value basis. All warrants sold in this offering had an exercise price of $0.20 per share of the Company stock or $1.00 per share of Edge Point, subject to adjustment, are exercisable immediately and expire three years from the date of issuance. The fair value of the warrants was estimated using a Black Scholes valuation models using the following input values

Expected Term	1.5 years
Expected volatility	168.5%-191.9%
Risk-free interest rates	0.12%-0.15%
Dividend yields	0.00%

The Company recorded an initial debt discount of approximately $0.7 million representing the intrinsic value of the conversion option embedded in the convertible debt instrument based upon the difference between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

The Company recognized amortization expense related to the debt discount and debt issuance costs of $412,318 and $0 for the years ended December 31, 2020 and 2019, respectively, which is included in interest expense in the statements of operations.

See Note 13 below for more information on the JH Darbie Financing that occurred subsequent to the close of the year.